UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The chairman's signature appears here.)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period * March 1, 2011 to August 31, 2011
Actual	.22%	$ 1,000.00	$ 1,000.10	$ 1.11**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.03	$ 1.12 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.56 and $2.59, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11	% of fund's investments 2/28/11	% of fund's investments 8/31/10
1 - 7	67.3	73.9	82.9
8 - 30	4.4	4.5	2.1
31 - 60	6.3	5.6	1.5
61 - 90	4.5	3.5	0.1
91 - 180	4.4	11.3	3.1
> 180	13.1	1.2	10.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/11	2/28/11	8/31/10
Fidelity California Municipal Money Market	48 Days	28 Days	39 Days
California Tax-Free Money Market Funds Average *	36 Days	26 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/11	2/28/11	8/31/10
Fidelity California Municipal Money Market	48 Days	28 Days	39 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Variable Rate Demand Notes (VRDNs) 62.5%	Variable Rate Demand Notes (VRDNs) 64.6%
Commercial Paper (including CP Mode) 16.6%	Commercial Paper (including CP Mode) 17.3%
Tender Bonds 2.9%	Tender Bonds 0.7%
Municipal Notes 14.2%	Municipal Notes 10.7%
Fidelity Municipal Cash Central Fund 2.8%	Fidelity Municipal Cash Central Fund 2.6%
Other Investments 1.3%	Other Investments 4.2%
Net Other Assets ** (0.3)%	Net Other Assets ** (0.1)%

* Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount (000s)	Value (000s)
California - 94.2%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.2% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	$ 8,620	$ 8,620
(Miramar Apts. Proj.) Series 2000 A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	8,400	8,400
(The Artech Bldg. Proj.) Series 2010 B, 0.2% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	3,200	3,200
(Vintage Chateau Proj.) Series A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)(e)	10,900	10,900
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,300	15,300
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (b)	7,105	7,105
Series 2008 B, 0.23% 9/7/11, LOC Bank of America NA, VRDN (b)	5,315	5,315
(Sharp HealthCare Proj.):
Series 2009 A, 0.17% 9/7/11, LOC Bank of America NA, VRDN (b)	30,195	30,195
Series 2009 C, 0.15% 9/7/11, LOC Citibank NA, VRDN (b)	3,600	3,600
(Valley Christian Schools Proj.) Series 2003, 0.18% 9/7/11, LOC Bank of America NA, VRDN (b)	13,000	13,000
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.2% 10/5/11, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.15% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	9,000	9,000
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series BA 08 3035X, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	6,385	6,385
Barclays Cap. Muni. Trust Receipts Bonds Series 2011 26U, 0.19%, tender 11/22/11 (Barclays Bank PLC Guaranteed) (a)	35,000	35,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	2,250	2,250
Series EGL 07 0053, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	10,395	10,395
Series II R 11901, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN: - continued
Series Putters 3211, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 13,320	$ 13,320
Series Putters 3293, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,495	2,495
Series Putters 3434, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,195	4,195
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Cmty Fin. Auth. Tranp TRAN Series A, 2% 6/29/12	52,200	52,887
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2002 A, 5.5% 5/1/12	1,750	1,809
Series A, 5.5% 5/1/12	1,000	1,034
Series L, 5% 5/1/12	14,200	14,634
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	3,500	3,500
Series BBT 08 28, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	7,205	7,205
Series Putters 3019, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,785	9,785
Series Putters 3361, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,570	4,570
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.3% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,665	1,665
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	7,620	7,934
California Ed. Notes Prog. TRAN Series B, 2% 4/30/12	7,700	7,785
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1207, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	4,450	4,450
Series Floaters 08 38C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	8,820	8,820
Series ROC II R 11790PB, 0.24% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(g)	11,905	11,905
Series ROC II R 11974, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	3,500	3,500
Series WF 10 54C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	7,150	7,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series WF11 59 C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	$ 4,735	$ 4,735
Series 2010 S4, 0.22% 3/22/12, CP	42,800	42,800
Series U, 0.1% 10/21/11, CP	21,600	21,600
0.35% 11/10/11, CP	35,300	35,300
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.23% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,835	9,835
California Gen. Oblig.:
Bonds 5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100) (f)	21,900	22,322
Participating VRDN Series Solar 07 54E, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	14,995	14,995
Series 2003 A2, 0.08% 9/1/11, LOC Bank of Montreal, VRDN (b)	1,375	1,375
Series 2003 B3, 0.17% 9/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	31,000	31,000
Series 2004 A7, 0.21% 9/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	45,000	45,000
Series 2004 A9, 0.2% 9/7/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	16,500	16,500
Series 2005 B2, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Series 2005 B5, 0.17% 9/7/11, LOC Barclays Bank PLC, VRDN (b)	14,770	14,770
Series 2005 B6, 0.24% 9/1/11, LOC KBC Bank NV, VRDN (b)	14,400	14,400
0.2% 9/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	5,000	5,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2004 K, 0.18% 9/7/11, LOC Bank of America NA, VRDN (b)	10,000	10,000
(Childrens Hosp. Los Angeles Proj.) Series 2010 B, 0.15% 9/1/11, LOC Bank of America NA, VRDN (b)	25,800	25,800
(Scripps Health Proj.) Series 2008 C, 0.15% 9/7/11, LOC Union Bank of California, VRDN (b)	13,900	13,900
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.15% 9/7/11, LOC Union Bank of California, VRDN (b)	27,300	27,300
Bonds Series B2, 0.19% tender 10/13/11, CP mode	14,050	14,050
Participating VRDN:
Series MS 3239, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	18,800	18,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series MS 3248, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	$ 26,750	$ 26,750
Series MS 3267, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	33,375	33,375
Series Putters 3630, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,000	7,000
Series Putters 3878 Q, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,000	1,000
Series ROC II R 11952, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	3,780	3,780
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 C:
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,900	5,900
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,430	5,430
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	22,720	22,720
Series 2000 X2, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,325	11,325
Series 2001 U, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,695	3,695
Series 2002 M, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,100	1,100
Series 2003 F, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,250	16,250
Series 2003 M, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,900	3,900
Series 2004 E, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,545	1,545
Series 2005 A, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,740	7,740
Series 2005 B1, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,400	1,400
Series 2005 H, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,195	11,195
Series 2006 C, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,550	1,550
Series 2006 F1, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,610	6,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2006 F2, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 15,400	$ 15,400
Series 2007 H, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,700	5,700
Series 2007 K, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	10,200	10,200
Series 2008 C, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,890	7,890
Series 2008 D:
0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,500	2,500
0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	15,685	15,685
(Multifamily Hsg. Prog.):
Series 2001 G, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,000	2,000
Series 2002 E, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,055	6,055
Series 2002 U, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,200	16,200
Series 2003 D, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	33,360	33,360
Series 2003 K:
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	900	900
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,700	1,700
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.36% 9/7/11, LOC Bank of America NA, VRDN (b)(e)	8,895	8,895
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.14% 9/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	11,000	11,000
(RAND Corp. Proj.):
Series 2008 A, 0.22% 9/7/11, LOC Bank of America NA, VRDN (b)	33,150	33,150
Series 2008 B, 0.14% 9/1/11, LOC Bank of America NA, VRDN (b)	3,170	3,170
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.34% 9/7/11, LOC PNC Bank NA, VRDN (b)(e)	5,095	5,095
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.08% 9/1/11, VRDN (b)	$ 2,600	$ 2,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.28% 9/7/11, LOC Bank of America NA, VRDN (b)	48,000	48,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	13,690	13,690
California School Cash Reserve Prog. Auth. TRAN:
Series 2011 A, 2% 3/1/12	6,900	6,955
Series 2011 C, 2% 3/1/12	51,400	51,834
Series 2011 D, 2% 3/1/12	28,530	28,742
Series 2011 E, 2% 6/1/12	20,600	20,853
Series 2011 G, 2% 6/1/12	38,155	38,581
Series 2011 H, 2% 2/1/12	4,800	4,828
Series L, 2.5% 10/31/11	4,000	4,013
Series R, 2.5% 12/30/11	8,305	8,358
California State Univ. Rev. Series 2001 A:
0.18% 9/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
0.2% 9/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
California Statewide Cmnty. Dev. Auth. Rev. Bonds 5.6% 10/1/11 (Escrowed to Maturity) (f)	11,300	11,348
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.2% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	70,565	70,565
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.51% 9/7/11, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.21% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.2% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Maple Square Apt. Proj.) Series AA, 0.21% 9/7/11, LOC Citibank NA, VRDN (b)(e)	$ 5,955	$ 5,955
(Marlin Cove Apts. Proj.) Series V, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	23,000	23,000
(Northwood Apts. Proj.) Series N, 0.21% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	4,800	4,800
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.2% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	16,845	16,845
(Sunrise Fresno Proj.) Series B, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.23% 9/7/11, LOC California Teachers Retirement Sys., VRDN (b)(e)	6,105	6,105
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	13,500	13,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
Series O, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	13,450	13,450
(Vizcaya Apts. Proj.) Series B, 0.2% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 0.21% 9/7/11, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
(Oakmont Stockton Proj.) Series 1997 C, 0.18% 9/7/11, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.38% 9/7/11, LOC Bank of America NA, VRDN (b)	7,875	7,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.2% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,660	$ 10,660
Bonds (Cottage Health Sys. Obligated Group Proj.) Series 2010, 2% 11/1/11	3,735	3,741
Participating VRDN Series Putters 3891, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,465	4,465
TRAN Series 2011 A, 2% 5/15/12	11,000	11,133
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	380	380
(Rix Industries Proj.) Series 1996 I, 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	800	800
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	600	600
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	14,025	14,025
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.15% 9/7/11, VRDN (b)(e)	75,000	75,000
Series 2006 A, 0.14% 9/7/11, VRDN (b)	38,450	38,450
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,250	11,250
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	48,800	48,800
Series EGL 7 05 0045, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	39,600	39,600
Series MS 3250, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	7,500	7,500
Series Putters 3759 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,035	6,035
Series ROC II R 10397, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,500	6,500
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	7,300	7,300
Fontana Unified School District Gen. Oblig. TRAN 2% 12/30/11	2,500	2,513
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN: - continued
Series WF 11 68C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	$ 4,000	$ 4,000
Fremont Union High School District, Santa Clara Participating VRDN Series WF 11 34C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	17,940	17,940
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN:
Series MS 3253, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	22,575	22,575
Series WF 11 30C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	10,190	10,190
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,270	3,270
Series ROC RR II R 11929, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	4,000	4,000
Kern County Board of Ed. TRAN Series 2011 A, 2% 10/1/11	11,200	11,213
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.22% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B1, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)	11,315	11,315
Series 2008 B, 0.25% 9/7/11, LOC Bank of America NA, VRDN (b)	19,500	19,500
Los Angeles Cmnty. College District Participating VRDN:
Putters 3609Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,995	4,995
Series EGL 08 57, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	17,400	17,400
Series Putters 2864, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,780	4,780
Series Putters 3770 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,270	3,270
Series Putters 3776Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,425	7,425
Series ROC II R 11728, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,960	6,960
Series ROC II R 11773, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	2,835	2,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series WF 09 8C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	$ 19,650	$ 19,650
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	58,600	58,600
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.13% 10/5/11, LOC JPMorgan Chase Bank, CP	41,270	41,270
Series 2010 B, 0.25% 9/2/11, LOC Bank of America NA, CP	7,500	7,500
Series 2010 C, 0.17% 10/5/11, LOC Wells Fargo Bank NA, CP	7,000	7,000
TRAN:
Series 2012 A, 2.5% 2/29/12	21,500	21,730
Series 2012 B, 2.5% 3/30/12	42,200	42,725
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.22% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	50,900	50,900
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A:
0.12% 9/9/11, LOC Barclays Bank PLC, CP	7,000	7,000
0.12% 9/9/11, LOC Barclays Bank PLC, CP	7,406	7,406
0.2% 10/12/11, LOC Barclays Bank PLC, CP	15,950	15,950
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series F 1, 2% 2/1/12	12,000	12,057
Los Angeles Dept. Arpt. Rev.:
Participating VRDN:
Series Putters 3838, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,300	3,300
Series ROC II R 11842, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,750	6,750
Series WF 10 44C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	7,440	7,440
Series A, 0.16% 9/8/11, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, CP	17,500	17,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 3332, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,660	6,660
Series Putters 3718 Z, 0.23% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,060	12,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series ROC II R 500, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 20,900	$ 20,900
Series Solar 06 48, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	15,370	15,370
0.13% 11/1/11 (Liquidity Facility Wells Fargo Bank NA), CP	54,800	54,800
0.15% 10/5/11 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
0.31% 10/6/11 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,245	7,245
Series Putters 3750 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,000	4,000
Series WF 10 43C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	12,160	12,160
Los Angeles Gen. Oblig.:
Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(g)(h)	52,300	52,300
Participating VRDN Series Putters 3931, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	40,500	40,500
TRAN:
2.5% 2/29/12	16,600	16,781
2.5% 3/30/12	9,600	9,721
2.5% 4/30/12	27,800	28,197
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	14,780	14,780
Series WF 10 40C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.22% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.13% 10/5/11, LOC Wells Fargo Bank NA, CP	26,352	26,352
0.15% 10/4/11, LOC Wells Fargo Bank NA, CP	9,000	9,000
0.15% 11/8/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
Series 2004 A2, 0.13% 10/5/11, LOC JPMorgan Chase Bank, CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 34,000	$ 34,000
Series Putters 3371, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,495	22,495
Series Putters 3751, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,935	4,935
Series 2008 G, 0.24% 9/7/11, LOC Bank of America NA, VRDN (b)	25,000	25,000
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	6,525	6,525
Series BA 08 1087, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	5,750	5,750
Series EGL 07 0044, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	16,430	16,430
Series EGL 07 71, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	43,000	43,000
Series Putters 3289, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,225	2,225
Series Putters 3653 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,495	2,495
Series Putters 3752 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,570	3,570
Seris ROC II R 11925, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	3,585	3,585
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.28% 9/7/11, LOC Bank of America NA, VRDN (b)	13,200	13,200
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	12,185	12,185
Oakland Gen. Oblig. TRAN 2% 3/30/12	9,000	9,088
Ohlone Cmnty. College District Participating VRDN Series Putters 3782 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,250	12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Systems Proj.) Series 1986 A, 0.25% tender 10/5/11, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	$ 4,100	$ 4,100
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.2% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	10,500	10,500
(Wood Canyon Villas Proj.) Series 2001 E, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 0.14% 10/5/11, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	12,500	12,500
Orange County Rfdg. Recovery TRAN:
2% 3/15/12	15,300	15,444
2% 5/15/12	14,960	15,142
2% 6/29/12	41,715	42,309
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	15,484	15,484
Series MS 3030, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	10,515	10,515
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	49,000	49,182
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.16% 12/7/11, LOC Wells Fargo Bank NA, CP	30,900	30,900
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3686Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,100	4,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.3% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	13,750	13,750
Port of Oakland Port Rev. Series 2010 A, 0.13% 9/12/11, LOC Wells Fargo Bank NA, CP	40,565	40,565
Poway Unified School District Participating VRDN Series WF 11 91 Z, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	6,830	6,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
RBC Muni. Prods, Inc. Trust Various States Bonds:
Series RBC E 21, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	$ 44,050	$ 44,050
Series RBC E24, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	15,500	15,500
Richmond Wastewtr. Rev. Series 2008 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)	12,500	12,500
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	20,825	20,825
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.15% 9/7/11, LOC Union Bank of California, VRDN (b)	8,000	8,000
Riverside County Gen. Oblig.:
Series B:
0.12% 9/9/11, LOC Bank of Nova Scotia New York Branch, CP	35,900	35,900
0.26% 9/15/11, LOC Bank of Nova Scotia New York Branch, CP	18,700	18,700
TRAN 2% 3/30/12	44,100	44,542
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.28% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,940	1,940
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.24% 9/7/11, LOC Bank of America NA, VRDN (b)	8,350	8,350
Riverside Elec. Rev. Series 2008 A, 0.18% 9/7/11, LOC Bank of America NA, VRDN (b)	36,815	36,815
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.25% 9/7/11, LOC PNC Bank NA, VRDN (b)(e)	2,230	2,230
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
Sacramento Gen. Oblig. TRAN 2% 6/29/12	21,875	22,188
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.11% 9/14/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	$ 55,200	$ 55,200
0.12% 9/15/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	7,000	7,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	21,075	21,075
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	49,700	50,403
San Diego Cmnty. College District:
Bonds Series 2011, 1.5% 8/1/12	5,000	5,056
Participating VRDN Series Putters 3741Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,000	5,000
San Diego County & School District TRAN:
Series 2011 A, 2% 6/29/12	11,500	11,665
Series 2011 B1, 2% 1/31/12	7,600	7,648
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,380	7,380
Series Putters 3028, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,715	8,715
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.22% 9/7/11, LOC Citibank NA, VRDN (b)(e)	6,500	6,500
(Stratton Apts. Proj.) Series 2000 A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series MS 3229X, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	7,500	7,500
San Diego Unified School District Participating VRDN Series WF 11 97C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	9,800	9,800
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	6,665	6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	15,225	15,225
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,500	21,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Gen. Oblig.:
Participating VRDN:
Series BA 08 3318, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(g)	$ 2,000	$ 2,000
Series WF 10 48C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	10,040	10,040
Series 2, 0.13% 10/5/11, LOC U.S. Bank NA, Minnesota, CP	16,519	16,519
San Francisco City & County Multi-family (8th & Howard Family Apts. Proj.) Series 2000 B, 0.21% 9/7/11, LOC Citibank NA, VRDN (b)(e)	4,105	4,105
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Mission Creek Cmnty. Proj.) Series B, 0.21% 9/7/11, LOC Citibank NA, VRDN (b)(e)	6,940	6,940
(Ocean Beach Apts. Proj.) Series B, 0.17% 9/7/11, LOC Citibank NA, VRDN (b)(e)	6,835	6,835
San Francisco City & County Unified School District TRAN 2% 6/29/12	15,300	15,515
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.18% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Jose Int'l. Arpt. Rev. Series A4 B, 0.16% 9/7/11, LOC Citibank NA, CP	7,605	7,605
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.25% 9/7/11, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(El Paseo Apts. Proj.) Series 2002 B, 0.25% 9/7/11, LOC Citibank NA, VRDN (b)(e)	4,745	4,745
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	9,075	9,075
(Las Ventanas Apts. Proj.) Series 2008 B, 0.18% 9/7/11, LOC Freddie Mac, VRDN (b)	13,300	13,300
(Siena at Renaissance Square Proj.) Series 1996 A, 0.2% 9/7/11, LOC Key Bank NA, VRDN (b)(e)	46,000	46,000
(Trestles Apts. Proj.) Series 2004 A, 0.26% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.3% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	10,860	10,860
San Marcos Calif Unified School District Participating VRDN Series Putters 3927 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,700	1,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(g)	$ 8,370	$ 8,370
San Mateo Unified School District BAN 2% 2/15/12	11,300	11,369
Santa Ana Calif Unified School District TRAN 2% 12/1/11	10,000	10,038
Santa Ana Hsg. Auth. (City Gardens Apts. Proj.) Series 2006 B, 0.22% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	8,140	8,140
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.18% 9/7/11, LOC Bank of America NA, VRDN (b)	88,895	88,895
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.27% 9/7/11, LOC Union Bank of California, VRDN (b)(e)	11,445	11,445
Santa Clara Elec. Rev. Series 2008 B. 0.17% 9/7/11, LOC Bank of America NA, VRDN (b)	15,360	15,360
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	4,850	4,850
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.21% 12/7/11, LOC JPMorgan Chase Bank, CP	28,310	28,310
Series 2010 A2:
0.17% 11/4/11, LOC JPMorgan Chase Bank, CP	14,700	14,700
0.18% 12/7/11, LOC JPMorgan Chase Bank, CP	29,955	29,955
Santa Cruz County TRAN:
2% 3/1/12	6,000	6,052
2% 7/5/12	25,300	25,661
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.22% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Shaffer Road Apts. Proj.) Series A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
South Coast Local Ed. Agcy. TRAN:
Series 2011 A, 2% 6/29/12	4,000	4,055
Series 2011 C, 2% 8/31/12	10,000	10,149
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.17% 9/7/11, LOC Bank of America NA, VRDN (b)	37,445	37,445
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,780	12,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
Participating VRDN:
Series Floaters 09 7C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	$ 4,000	$ 4,000
Series MS 3066, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	9,935	9,935
Series Putters 3365, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,760	5,760
Series Putters 3367, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,500	1,500
Series Putters 3368, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,500	9,500
Series Putters 3754 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,250	4,250
Series ROC II R 11886X, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(g)	4,145	4,145
Series Solar 06 39, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,180	10,180
Series A:
0.11% 9/7/11, CP	13,400	13,400
0.11% 9/7/11, CP	27,500	27,500
0.15% 9/1/11, CP	18,900	18,900
0.17% 11/7/11, CP	31,500	31,500
0.34% 9/15/11, CP	17,300	17,300
Walnut Energy Ctr. Auth. Series 2005 B, 0.3% 10/6/11, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Woodland Fin. Auth. Rev. 0.23% 9/1/11, LOC Union Bank of California, CP	3,100	3,100
		4,891,439
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 9/7/11, VRDN (b)	4,630	4,630
Georgia - 0.1%
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.39% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,355	3,355
Indiana - 0.2%
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.) Series 1998 A, 0.19% 9/7/11, LOC PNC Bank NA, VRDN (b)(e)	10,000	10,000
Iowa - 0.3%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.2% 9/7/11, VRDN (b)	15,225	15,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2011 A, 0.28% tender 9/6/11, CP mode	$ 2,200	$ 2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 9/23/11, CP mode (e)	8,100	8,100
		10,300
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.25% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.7% tender 9/12/11, CP mode	6,000	6,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 9/2/11, CP mode	7,000	7,000
		13,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.75% tender 9/6/11, CP mode (e)	1,300	1,300
Series 1990 B, 0.75% tender 9/9/11, CP mode	8,600	8,600
Series A1, 0.75% tender 9/6/11, CP mode (e)	3,000	3,000
		12,900
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.24% 9/1/11, VRDN (b)(e)	12,000	12,000
Ohio - 0.3%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.42% 9/7/11, LOC RBS Citizens NA, VRDN (b)(e)	4,540	4,540
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.19% 9/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	5,600	5,600
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.35% 9/7/11, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
		17,540
Oregon - 0.2%
Port of Portland Arpt. Rev. Series Eighteen B, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,180	10,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.2%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 5,375	$ 5,375
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.29% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,955	3,955
		9,330
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.22% 9/1/11, VRDN (b)	3,100	3,100
Tennessee - 0.1%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2004, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
Texas - 0.5%
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.24% 9/7/11, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	5,150	5,150
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.31% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)(g)	12,120	12,120
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,255	10,255
		27,525
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.24% 9/7/11, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (b)(e)(g)	6,200	6,200
		10,200
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.8%
Fidelity Municipal Cash Central Fund, 0.19% (c)(d)	143,182	$ 143,182
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,205,906)		5,205,906
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(13,704)
NET ASSETS - 100%		$ 5,192,202
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,370,000 or 0.8% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,850,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 52,300
RBC Muni. Prods, Inc. Trust Various States Bonds: Series RBC E 21, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada)	5/6/11 - 8/30/11	$ 44,050
Series RBC E24, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada)	8/5/11	$ 15,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 159
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $1,691,000 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,062,724)	$ 5,062,724
Fidelity Central Funds (cost $143,182)	143,182
Total Investments (cost $5,205,906)		$ 5,205,906
Cash		120
Receivable for investments sold		19,952
Receivable for fund shares sold		59,399
Interest receivable		4,511
Distributions receivable from Fidelity Central Funds		25
Other receivables		2
Total assets		5,289,915

Liabilities
Payable for investments purchased	$ 40,508
Payable for fund shares redeemed	55,054
Distributions payable	1
Accrued management fee	865
Other affiliated payables	1,248
Other payables and accrued expenses	37
Total liabilities		97,713

Net Assets		$ 5,192,202
Net Assets consist of:
Paid in capital		$ 5,193,862
Accumulated undistributed net realized gain (loss) on investments		(1,660)
Net Assets, for 5,192,238 shares outstanding		$ 5,192,202
Net Asset Value, offering price and redemption price per share ($5,192,202 ÷ 5,192,238 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 5,866
Income from Fidelity Central Funds		159
Total income		6,025

Expenses
Management fee	$ 9,395
Transfer agent fees	3,371
Accounting fees and expenses	220
Custodian fees and expenses	30
Independent trustees' compensation	9
Registration fees	33
Audit	22
Legal	21
Miscellaneous	22
Total expenses before reductions	13,123
Expense reductions	(7,358)	5,765
Net investment income (loss)		260
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20
Net increase in net assets resulting from operations		$ 280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 260	$ 501
Net realized gain (loss)	20	(1,691)
Net increase in net assets resulting from operations	280	(1,190)
Distributions to shareholders from net investment income	(260)	(501)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,653,703	19,668,465
Reinvestment of distributions	256	495
Cost of shares redeemed	(9,574,986)	(19,598,265)
Net increase (decrease) in net assets and shares resulting from share transactions	78,973	70,695
Total increase (decrease) in net assets	78,993	69,004

Net Assets
Beginning of period	5,113,209	5,044,205
End of period	$ 5,192,202	$ 5,113,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.013	.030	.030
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.013	.030	.030
Distributions from net investment income	- G	- G	- G	(.013)	(.030)	(.030)
Distributions from net realized gain	-	-	-	- G	- G	-
Total distributions	- G	- G	- G	(.013)	(.030)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.04%	1.32%	3.06%	3.09%
Ratios to Average Net Assets D,E
Expenses before reductions	.51% A	.51%	.55%	.53%	.51%	.52%
Expenses net of fee waivers, if any	.22% A	.32%	.44%	.53%	.51%	.52%
Expenses net of all reductions	.22% A	.32%	.44%	.50%	.41%	.38%
Net investment income (loss)	.01% A	.01%	.04%	1.30%	2.98%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$ 5,192	$ 5,113	$ 5,044	$ 5,761	$ 6,051	$ 4,762

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,205,906

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $7,357.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CFS-USAN-1011
1.855637.104

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The chairman's signature appears here.)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
California AMT Tax-Free Money Market	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.16**
HypotheticalA		$ 1,000.00	$ 1,023.98	$ 1.17**
Institutional Class	.19%
Actual		$ 1,000.00	$ 1,000.30	$ .96
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97
Service Class	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.21**
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
California AMT Tax-Free Money Market	.30%
Actual		$ 1.51
Hypothetical A		$ 1.53
Service Class	.45%
Actual		$ 2.26
Hypothetical A		$ 2.29

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11	% of fund's investments 2/28/11	% of fund's investments 8/31/10
1 - 7	61.9	70.5	80.2
8 - 30	8.4	3.3	2.4
31 - 60	5.5	6.0	1.8
61 - 90	7.0	5.1	0.1
91 - 180	4.9	13.8	3.9
>180	12.3	1.3	11.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/11	2/28/11	8/31/10
Fidelity California AMT Tax-Free Money Market Fund	49 Days	33 Days	42 Days
California Tax-Free Money Market Funds Average*	36 Days	26 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/11	2/28/11	8/31/10
Fidelity California AMT Tax-Free Money Market Fund	49 Days	33 Days	42 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Variable Rate Demand Notes (VRDNs) 55.5%	Variable Rate Demand Notes (VRDNs) 55.3%
Commercial Paper (including CP Mode) 21.5%	Commercial Paper (including CP Mode) 21.2%
Tender Bonds 3.0%	Tender Bonds 1.5%
Municipal Notes 14.8%	Municipal Notes 12.1%
Fidelity Tax-Free Cash Central Fund 2.8%	Fidelity Tax-Free Cash Central Fund 5.2%
Other Investments 1.4%	Other Investments 4.2%
Net Other Assets 1.0%	Net Other Assets 0.5%

* Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (000s)
California - 93.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.23% 9/7/11, LOC Bank of America NA, VRDN (b)	$ 1,400	$ 1,400
(Sharp HealthCare Proj.) Series 2009 A, 0.17% 9/7/11, LOC Bank of America NA, VRDN (b)	1,590	1,590
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.2% 10/5/11, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
Barclays Cap. Muni. Trust Receipts Bonds Series 2011 26U, 0.19%, tender 11/22/11 (Barclays Bank PLC Guaranteed) (a)	10,000	10,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	3,465	3,465
Series Putters 3293, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 3434, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,300	8,300
Series Putters 3694, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
California Cmty Fin. Auth. Tranp TRAN Series A, 2% 6/29/12	9,030	9,149
California Dept. of Wtr. Resources Central Valley Proj. Rev. Participating VRDN:
Series MS 3276, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series ROC II R 11970-1, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2002 A, 5.25% 5/1/12	2,000	2,064
Series L, 5% 5/1/12	1,500	1,547
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,695	5,695
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	1,110	1,155
California Ed. Notes Prog. TRAN Series B, 2% 4/30/12	2,300	2,325
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BBT 2014, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,765	4,765
Series EGL 07 0066, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	11,050	11,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series MS 3067, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 2,500	$ 2,500
Series MS 3144, 0.13% 9/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,000	2,000
Series ROC II R 11790PB, 0.24% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,045	6,045
Series ROC II R 11974, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	1,500	1,500
Series U, 0.1% 10/21/11, CP	3,200	3,200
0.35% 11/10/11, CP	14,700	14,700
California Gen. Oblig.:
Bonds 5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100) (e)	7,100	7,237
Participating VRDN:
Series Solar 06 11, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	22,510	22,510
Series Solar 07 54E, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	5,000	5,000
Series 2005 A2-1, 0.19% 9/7/11, LOC Barclays Bank PLC, VRDN (b)	15,500	15,500
Series B6, 0.2% 9/7/11, LOC Citibank NA, VRDN (b)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.) Series 2010 B, 0.15% 9/1/11, LOC Bank of America NA, VRDN (b)	13,975	13,975
(Northern California Presbyterian Homes Proj.) Series 2004, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)	8,075	8,075
(Scripps Health Proj.) Series 2008 C, 0.15% 9/7/11, LOC Union Bank of California, VRDN (b)	4,500	4,500
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.17% 9/7/11, LOC Bank of America NA, VRDN (b)	4,000	4,000
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.15% 9/7/11, LOC Union Bank of California, VRDN (b)	4,810	4,810
Bonds Series B2, 0.21% tender 11/22/11, CP mode	14,550	14,550
Participating VRDN Series MS 3239, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	6,200	6,200
California Infrastructure & Econ. Dev. Bank Rev.:
(Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.08% 9/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (b)	2,100	2,100
(RAND Corp. Proj.) Series 2008 B, 0.14% 9/1/11, LOC Bank of America NA, VRDN (b)	1,875	1,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.28% 9/7/11, LOC Bank of America NA, VRDN (b)	$ 32,000	$ 32,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(f)	4,203	4,203
California School Cash Reserve Prog. Auth. TRAN:
Series 2011 A, 2% 3/1/12	2,100	2,117
Series 2011 C, 2% 3/1/12	18,775	18,933
Series 2011 D, 2% 3/1/12	7,900	7,959
Series 2011 E, 2% 6/1/12	5,400	5,466
Series 2011 G, 2% 6/1/12	11,600	11,729
Series 2011 H, 2% 2/1/12	1,500	1,509
California State Univ. Rev. Series 2001 A:
0.18% 9/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
0.2% 9/7/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,935	10,935
California Statewide Cmnty. Dev. Auth. Rev. Bonds 5.6% 10/1/11 (Escrowed to Maturity) (e)	3,400	3,414
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.2% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	24,200	24,200
California Statewide Cmntys. Dev. Auth. Rev.:
(Park Century School Proj.) Series 2007, 0.38% 9/7/11, LOC Bank of America NA, VRDN (b)	1,350	1,350
TRAN Series 2011 A, 2% 1/31/12	11,000	11,079
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	6,300	6,300
Campbell Union High School District Participating VRDN Series WF 10 52C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	10,315	10,315
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.14% 9/7/11, VRDN (b)	86,690	86,691
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.36% 9/7/11, LOC Bank of America NA, VRDN (b)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	17,200	17,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN: - continued
Series ROC II R 10397, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	$ 14,455	$ 14,455
Series ROC II R 11950, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	3,600	3,600
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 0.17% 9/7/11, LOC Union Bank of California, VRDN (b)	5,250	5,250
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3282, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series WF 11 68C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,245	6,245
Irvine Ranch Wtr. District Rev. (District #140, 240, 105, 250 Impt. Proj.) Series 1993, 0.13% 9/1/11, LOC Bank of America NA, VRDN (b)	8,500	8,500
Kern County Board of Ed. TRAN Series 2011 A, 2% 10/1/11	3,500	3,504
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.18% 9/7/11, LOC Fannie Mae, VRDN (b)	2,300	2,300
Los Angeles Cmnty. College District Participating VRDN:
Series Floaters 56 C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,305	5,305
Series MS 3237, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,790	7,790
Series Putters 2864, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
Series Putters 3287, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,500	4,500
Series WF 09 8C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,200	11,200
Series WF 11 36C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	5,240	5,240
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.13% 10/5/11, LOC JPMorgan Chase Bank, CP	11,280	11,280
TRAN:
Series 2012 A, 2.5% 2/29/12	6,500	6,570
Series 2012 B, 2.5% 3/30/12	12,800	12,959
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 0.2% 10/12/11, LOC Barclays Bank PLC, CP	3,835	3,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2011F 5, 2% 2/1/12	$ 10,000	$ 10,041
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.19% 9/7/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	15,000	15,000
Series Putters 3838, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Series Putters 3847, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 1302Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,995	7,995
Series Putters 3327, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,745	3,745
Series Putters 3837Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,875	6,875
Series Putters 3902 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,380	3,380
Series ROC II R 500, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	11,600	11,600
0.13% 11/1/11 (Liquidity Facility Wells Fargo Bank NA), CP	20,200	20,200
0.15% 10/5/11 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,660	6,660
Series Putters 3310, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Los Angeles Gen. Oblig.:
Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	15,500	15,500
Participating VRDN Series Putters 3931, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,700	3,700
TRAN:
2.5% 2/29/12	4,900	4,953
2.5% 3/30/12	2,900	2,937
2.5% 4/30/12	8,200	8,317
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 1,400	$ 1,400
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1, 0.13% 10/5/11, LOC Wells Fargo Bank NA, CP	8,500	8,500
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,765	5,765
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,685	6,685
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1087, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(f)	7,375	7,375
Series EGL 07 71, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	16,150	16,150
Series Putters 3289, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,210	2,210
Series Putters 3653 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.28% 9/7/11, LOC Bank of America NA, VRDN (b)	6,755	6,755
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.17% 9/7/11, LOC Fannie Mae, VRDN (b)	9,860	9,860
Orange County Rfdg. Recovery TRAN:
2% 3/15/12	4,715	4,759
2% 5/15/12	4,600	4,656
2% 6/29/12	12,900	13,084
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,717	7,717
Series ROC II R 11304, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	7,370	7,370
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,500	17,565
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.16% 12/7/11, LOC Wells Fargo Bank NA, CP	9,100	9,100
Port of Oakland Port Rev. Series 2010 A, 0.13% 9/12/11, LOC Wells Fargo Bank NA, CP	12,400	12,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(f)	7,140	7,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
RBC Muni. Prods, Inc. Trust Various States Bonds:
Series RBC E 21, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	$ 13,000	$ 13,000
Series RBC E24, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,500	4,500
Richmond Wastewtr. Rev. Series 2008 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)	12,760	12,760
Riverside County Gen. Oblig.:
Series B:
0.09% 9/14/11, LOC Bank of Nova Scotia New York Branch, CP	25,612	25,612
0.12% 9/9/11, LOC Bank of Nova Scotia New York Branch, CP	20,593	20,593
0.26% 9/15/11, LOC Bank of Nova Scotia New York Branch, CP	6,300	6,300
TRAN 2% 3/30/12	13,400	13,534
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.24% 9/7/11, LOC Bank of America NA, VRDN (b)	20,600	20,600
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.08% 9/1/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	2,000	2,000
Sacramento Gen. Oblig. TRAN 2% 6/29/12	6,400	6,492
Sacramento Muni. Util. District Elec. Rev. Series 2007 J, 0.11% 9/14/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	46,300	46,300
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	15,300	15,516
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (b)	4,250	4,250
San Diego Cmnty. College District Participating VRDN:
Putters 3676Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335	3,335
Series MS 3261, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,065	3,065
Series ROC II R 11774, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	9,360	9,360
San Diego County & School District TRAN:
Series 2011 A, 2% 6/29/12	3,500	3,550
Series 2011 B1, 2% 1/31/12	2,400	2,415
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,825	4,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,000	$ 7,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660	16,660
San Francisco City & County Gen. Oblig.:
Participating VRDN Series BA 08 3318, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (b)(f)	5,000	5,000
Series 2, 0.13% 10/5/11, LOC U.S. Bank NA, Minnesota, CP	6,022	6,022
San Francisco City & County Unified School District TRAN 2% 6/29/12	4,700	4,766
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.17% 9/7/11, LOC Freddie Mac, VRDN (b)	11,900	11,900
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,590	7,590
San Jose Int'l. Arpt. Rev. Series A4 B, 0.16% 9/7/11, LOC Citibank NA, CP	6,604	6,604
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.18% 9/7/11, LOC Freddie Mac, VRDN (b)	4,200	4,200
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,050	10,050
San Marcos Calif Unified School District Participating VRDN:
Series MS 3269, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Series Putters 3927 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,640	3,640
San Mateo Unified School District BAN 2% 2/15/12	3,700	3,723
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.21% 12/7/11, LOC JPMorgan Chase Bank, CP	8,600	8,600
Series 2010 A2, 0.17% 11/4/11, LOC JPMorgan Chase Bank, CP	15,255	15,255
Santa Cruz County TRAN 2% 7/5/12	7,700	7,810
Santa Cruz Redev. Agcy. Multi-family Rev. Participating VRDN Series Solar 06 31, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Bonds Series 2011-1 2% 7/1/12	$ 4,235	$ 4,296
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.12% 9/1/11, LOC Bank of New York, New York, VRDN (b)	2,000	2,000
Univ. of California Revs.:
Bonds Series 2009 O, 5% 5/15/12	1,500	1,550
Participating VRDN:
Series Floaters 09 7C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	13,460	13,460
Series Putters 3365, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,790	4,790
Series Putters 3368, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,275	6,275
Series Solar 06 39, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,000	10,000
Series A:
0.11% 9/7/11, CP	4,600	4,600
0.15% 9/1/11, CP	6,100	6,100
0.17% 11/7/11, CP	9,500	9,500
0.34% 9/15/11, CP	6,700	6,700
Walnut Energy Ctr. Auth. Series 2005 B, 0.3% 10/6/11, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.22% 9/7/11, LOC Bank of America NA, VRDN (b)	9,400	9,400
		1,369,482
Georgia - 0.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	1,970	1,970
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2011 A, 0.28% tender 9/6/11, CP mode	700	700
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.75% tender 9/9/11, CP mode	3,400	3,400
North Carolina - 0.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.23% 9/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.43% 9/7/11, VRDN (b)	$ 6,000	$ 6,000
Pennsylvania - 0.8%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.27% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,710	3,710
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,775	4,775
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.29% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,700	3,700
		12,185
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (b)	3,000	3,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.22% 9/1/11, VRDN (b)	1,300	1,300
Texas - 0.3%
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
	Shares
Other - 2.8%
Fidelity Tax-Free Cash Central Fund, 0.16% (c)(d)	40,853,000	40,853
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,447,190)		1,447,190
NET OTHER ASSETS (LIABILITIES) - 1.0%		14,148
NET ASSETS - 100%		$ 1,461,338
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,240,000 or 1.0% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,000,000 or 2.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 15,500
RBC Muni. Prods, Inc. Trust Various States Bonds: Series RBC E 21, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada)	5/6/11 - 8/30/11	$ 13,000
Series RBC E24, 0.25%, tender 12/1/11 (Liquidity Facility Royal Bank of Canada)	8/5/11	$ 4,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 66
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $645,000 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,406,337)	$ 1,406,337
Fidelity Central Funds (cost $40,853)	40,853
Total Investments (cost $1,447,190)		$ 1,447,190
Cash		544
Receivable for investments sold		32,180
Receivable for fund shares sold		272
Interest receivable		1,393
Distributions receivable from Fidelity Central Funds		6
Receivable from investment adviser for expense reductions		38
Total assets		1,481,623

Liabilities
Payable for investments purchased	$ 18,679
Payable for fund shares redeemed	1,084
Distributions payable	1
Accrued management fee	255
Other affiliated payables	266
Total liabilities		20,285

Net Assets		$ 1,461,338
Net Assets consist of:
Paid in capital		$ 1,461,874
Accumulated undistributed net realized gain (loss) on investments		(536)
Net Assets		$ 1,461,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($514,737 ÷ 514,642 shares)	$ 1.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($942,215 ÷ 942,153 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($4,386 ÷ 4,385 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 1,835
Income from Fidelity Central Funds		66
Total income		1,901

Expenses
Management fee	$ 1,573
Transfer agent fees	531
Distribution and service plan fees	7
Independent trustees' compensation	3
Total expenses before reductions	2,114
Expense reductions	(504)	1,610
Net investment income (loss)		291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6
Net increase in net assets resulting from operations		$ 297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 291	$ 1,476
Net realized gain (loss)	6	(645)
Net increase in net assets resulting from operations	297	831
Distributions to shareholders from net investment income	(291)	(1,476)
Share transactions - net increase (decrease)	(197,234)	(439,988)
Total increase (decrease) in net assets	(197,228)	(440,633)

Net Assets
Beginning of period	1,658,566	2,099,199
End of period	$ 1,461,338	$ 1,658,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-G	-G	.001	.015	.032	.032
Net realized and unrealized gain (loss)G	-	-	-	-	-	-
Total from investment operations	-G	-G	.001	.015	.032	.032
Distributions from net investment income	-G	-G	(.001)	(.015)	(.032)	(.032)
Distributions from net realized gain	-	-	-	-G	-G	-G
Total distributions	-G	-G	(.001)	(.015)	(.032)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.02%	.11%	1.50%	3.27%	3.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30% A	.30%	.34%	.32%	.32%	.43%
Expenses net of fee waivers, if any	.23% A	.30%	.33%	.32%	.31%	.35%
Expenses net of all reductions	.23% A	.30%	.33%	.29%	.24%	.27%
Net investment income (loss)	.01% A	.02%	.12%	1.55%	3.21%	3.19%
Supplemental Data
Net assets, end of period (in millions)	$ 515	$ 587	$ 808	$ 1,306	$ 2,022	$ 3,212

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-G	.001	.002	.016	.029
Net realized and unrealized gain (loss)G	-	-	-	-	-
Total from investment operations	-G	.001	.002	.016	.029
Distributions from net investment income	-G	(.001)	(.002)	(.016)	(.029)
Distributions from net realized gain	-	-	-	-G	-G
Total distributions	-G	(.001)	(.002)	(.016)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.03%	.12%	.19%	1.60%	2.90%
Ratios to Average Net AssetsD,F
Expenses before reductions	.25%A	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.19%A	.20%	.24%	.22%	.20% A
Expenses net of all reductions	.19%A	.20%	.24%	.19%	.13% A
Net investment income (loss)	.05%A	.12%	.21%	1.65%	3.22% A
Supplemental Data
Net assets, end of period (in millions)	$ 942	$ 1,065	$ 1,291	$ 2,076	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-G	-G	-G	.013	.026
Net realized and unrealized gain (loss)G	-	-	-	-	-
Total from investment operations	-G	-G	-G	.013	.026
Distributions from net investment income	-G	-G	-G	(.013)	(.026)
Distributions from net realized gain	-	-	-	-G	-G
Total distributions	-G	-G	-G	(.013)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.01%	.05%	1.35%	2.67%
Ratios to Average Net AssetsD,F
Expenses before reductions	.50% A	.50%	.54%	.52%	.50% A
Expenses net of fee waivers, if any	.24% A	.31%	.43%	.47%	.45% A
Expenses net of all reductions	.24% A	.31%	.43%	.44%	.38% A
Net investment income (loss)	-% A,H	.01%	.02%	1.40%	2.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 7	$ 1	$ 9	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, losses deferred due to excise tax regulations and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,447,190

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	25%	$ 7	$ -**

* During the period, FMR or its affiliates waived a portion of these fees.

** Amount represents ninety four dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount **	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 275.10
Institutional Class	255.05
Service Class	1.05
	$ 531

* Annualized

** During the period, FMR or its affiliates waived a portion of the fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $250 and $1, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
California AMT Tax-Free Money Market	$ 188
Institutional Class	59
Service Class	6
$ 253

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
California AMT Tax-Free Money Market	$ 28	$ 125
Institutional Class	263	1,350
Service Class	-	1
Total	$ 291	$ 1,476

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
California AMT Tax-Free Money Market Shares sold	53,969	169,593
Reinvestment of distributions	26	114
Shares redeemed	(126,155)	(390,172)
Net increase (decrease)	(72,160)	(220,465)
Institutional Class Shares sold	185,740	502,475
Reinvestment of distributions	235	1,180
Shares redeemed	(308,898)	(729,046)
Net increase (decrease)	(122,923)	(225,391)

Semiannual Report

8. Share Transactions - continued

	Six months ended August 31, 2011	Year ended February 28, 2011
Service Class Shares sold	-	7,999
Reinvestment of distributions	-	1
Shares redeemed	(2,151)	(2,132)
Net increase (decrease)	(2,151)	5,868

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SCM-USAN-1011
1.855633.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 18, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 18, 2011